Per Share Data (Schedule of Business Acquisition Purchase Price Allocation, Business Acquisition, Pro Forma Information) (Details) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Weighted average number of shares of common stock outstanding	725,555	725,555	725,613	723,925
Effect of dilutive securities: Euro Yen Zero Coupon Convertible Bonds - due December 2011	13,739	13,739	19,741	19,741
Diluted shares of common stock outstanding	739,294	739,294	745,354	743,666
Net income attributable to Ricoh Company, Ltd.	$ 236,747	¥ 19,650,000	¥ 27,873,000	¥ 6,530,000
Effect of dilutive securities: Euro Yen Zero Coupon Convertible Bonds - due December 2011	(458)	(38,000)	(25,000)	(25,000)
Diluted net income attributable to Ricoh Company, Ltd.	$ 236,289	¥ 19,612,000	¥ 27,848,000	¥ 6,505,000
Basic	$ 0.33	¥ 27.08	¥ 38.41	¥ 9.02
Diluted	$ 0.32	¥ 26.53	¥ 37.36	¥ 8.75